Provisions and other non-current liabilities - Asset retirement obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation
Discount rate for valuation of asset retirement obligation (as a percent)	5.00%	5.00%	5.00%
Inflation rate for valuation of asset retirement obligation (as a percent)	2.00%	2.00%	2.00%
Asset retirement obligations
Asset Retirement Obligation
Potential change in discount rate (as a percent)	0.50%
Increase (decrease) in asset retirement obligation for decrease in discount rate	$ 770
Impact on following year's net income for decrease in discount rate	(44)
Increase (decrease) in asset retirement obligation for increase in discount rate	(693)
Impact on following year's net income for increase in discount rate	41
Changes in the asset retirement obligation
Balance as of the beginning of the period	11,359	$ 11,585	$ 13,110
Accretion	589	568	524
Revision in estimates	309	155	(1,499)
New obligations	141	200	108
Spending on existing obligations	(612)	(464)	(339)
Currency translation adjustment	404	(249)	101
Other	(2,928)	(436)	(420)
Balance as of the end of the period	9,262	$ 11,359	$ 11,585
Impact of reclassifications under Liabilities directly associated with the assets classified as held for sale	$ (2,754)